Income Taxes - Schedule of income (loss) before income taxes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Income Taxes [Line Items]
(Loss) income before taxes and income from equity in affiliates	¥ 1,149,549	$ 166,667	¥ 1,298,042	¥ (585,319)
CHINA
Income Taxes [Line Items]
(Loss) income before taxes and income from equity in affiliates	588,048	85,259	686,188	846,584
Hong Kong
Income Taxes [Line Items]
(Loss) income before taxes and income from equity in affiliates	389,517	56,475	584,236	345,758
CAYMAN ISLANDS
Income Taxes [Line Items]
(Loss) income before taxes and income from equity in affiliates	39,463	5,721	(66,140)	(1,811,849)
Other Countries
Income Taxes [Line Items]
(Loss) income before taxes and income from equity in affiliates	¥ 132,521	$ 19,212	¥ 93,758	¥ 34,188